Shareholders' equity - Shares of Common Stock Outstanding (Detail)	1 Months Ended		12 Months Ended
	Jul. 01, 2011	Aug. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Capitalization, Equity [Line Items]
Number of shares outstanding at beginning of year			3,663,483,895	3,600,886,932	3,669,044,614
New issue	103,429,360			103,429,360
Common stock held in treasury:
Repurchases of common stock		(75,000,000)	(19,209)	(50,093,031)	(75,030,934)
Sales of common stock			601	1,530	2,409
Common stock issued to employees			47,335,900	9,271,600	6,870,600
Other net change in treasury stock			159,065	(12,496)	243
Number of shares outstanding at end of year			3,710,960,252	3,663,483,895	3,600,886,932